Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Retail Class
Shareholder Report [Line Items]
Fund Name	Pabrai Wagons Fund
Class Name	Retail Class
Trading Symbol	WAGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pabrai Wagons Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wagonsfund.com/. You can also request this information by contacting us at 1-877-777-6944.
Additional Information Phone Number	1-877-777-6944
Additional Information Website	https://www.wagonsfund.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$62	1.25%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%
Updated Performance Information Location [Text Block]	Visit https://www.wagonsfund.com/ for more recent performance information.
Net Assets	$ 46,535,631
Holdings Count | $ / shares	19
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$46,535,631
Number of Holdings	19
Portfolio Turnover	57%

Holdings [Text Block]

Top Sectors*	(% of net assets)
Industrials	24.0%
Consumer Discretionary	20.2%
Materials	15.5%
Financials	15.0%
Consumer Staples	7.2%
Energy	4.3%
Real Estate	1.0%
Cash & Other	12.8%

Top 10 Issuers	(% of net assets)
TAV Havalimanlari Holding AS	15.8%
Edelweiss Financial Services Ltd.	15.0%
Alpha Metallurgical Resources, Inc.	6.7%
Warrior Met Coal, Inc.	6.7%
Occidental Petroleum Corp.	4.2%
Toll Brothers, Inc.	4.1%
PulteGroup, Inc.	4.1%
Asbury Automotive Group, Inc.	4.0%
AutoNation, Inc.	4.0%
Group 1 Automotive, Inc.	4.0%
[1]
Updated Prospectus Web Address	https://www.wagonsfund.com/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Pabrai Wagons Fund
Class Name	Institutional Class
Trading Symbol	WGNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pabrai Wagons Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wagonsfund.com/. You can also request this information by contacting us at 1-877-777-6944.
Additional Information Phone Number	1-877-777-6944
Additional Information Website	https://www.wagonsfund.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$49	1.00%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.wagonsfund.com/ for more recent performance information.
Net Assets	$ 46,535,631
Holdings Count | $ / shares	19
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$46,535,631
Number of Holdings	19
Portfolio Turnover	57%

Holdings [Text Block]

Top Sectors*	(% of net assets)
Industrials	24.0%
Consumer Discretionary	20.2%
Materials	15.5%
Financials	15.0%
Consumer Staples	7.2%
Energy	4.3%
Real Estate	1.0%
Cash & Other	12.8%

Top 10 Issuers	(% of net assets)
TAV Havalimanlari Holding AS	15.8%
Edelweiss Financial Services Ltd.	15.0%
Alpha Metallurgical Resources, Inc.	6.7%
Warrior Met Coal, Inc.	6.7%
Occidental Petroleum Corp.	4.2%
Toll Brothers, Inc.	4.1%
PulteGroup, Inc.	4.1%
Asbury Automotive Group, Inc.	4.0%
AutoNation, Inc.	4.0%
Group 1 Automotive, Inc.	4.0%
[2]
Updated Prospectus Web Address	https://www.wagonsfund.com/

[1]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.